Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases
Summary of components of lease expense

	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	US$	US$	US$
Operating lease cost	—	263	662
Lease cost for leases with terms less than one year	—	—	37
Total lease cost	—	263	699

Summary of maturities of lease liabilities

As of December 31,
2022
US$
2023	435
2024	326
2025	—
2026	—
2027 and thereafter	—
Total undiscounted lease payments	761
Less: imputed interest	(27)
Total lease liabilities	734

Summary of lease terms and discount rates

	As of December 31,	As of December 31,
	2021	2022
Weighted average remaining lease term(years)	2.29	1.59

Weighted average discount rate(percentage)	5.43%	4.75%

Summary of supplemental information related to operating leases

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2020	2021	2022
Cash paid for operating leases	—	1,424	466
Right-of-use assets obtained in exchange for operating lease liabilities	—	151	863